ACQUISITION - Fair values of the identifiable assets acquired and liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 10, 2018	Nov. 08, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ACQUISITION
Revenues			$ 398,151	$ 243,626	$ 227,539
Net income			13,317	999	(59,601)
Fair values of the identifiable assets acquired and liabilities
Prepaid expenses and other current assets			5,176	3,619
Goodwill			$ 29,745	27,922	28,169
Technology platform
Fair values of the identifiable assets acquired and liabilities
Fair values of intangibles	$ 2,891
Amortization period	5 years		1 year
Branding
Fair values of the identifiable assets acquired and liabilities
Fair values of intangibles	$ 6,813
Amortization period	10 years		10 years
In-progress orders
Fair values of the identifiable assets acquired and liabilities
Fair values of intangibles	$ 191
Amortization period	1 month 6 days		1 month 6 days
Ezbuy
ACQUISITION
Revenues					6,785
Net income					365
Ezbuy
ACQUISITION
Percentage equity interest acquired		100.00%
Purchase consideration	$ 29,131
Fair values of the identifiable assets acquired and liabilities
Cash and cash equivalents	3,683
Accounts receivable	35
Inventories	4,694
Prepaid expenses and other current assets	1,418
Property and equipment, net	2,982
Intangible assets, net	9,895
Long-term rental deposits	400
Accounts payable	(6,601)
Advance from customers	(9,734)
Accrued expenses and other current liabilities	(3,954)
Long-term payable	(1,170)
Fair value of non-controlling interest	4
Goodwill	27,479		$ 29,055	$ 27,232	$ 27,479
Total purchase consideration	$ 29,131
Ezbuy | Original Shareholders
ACQUISITION
Ownership percentage prior to acquisition		80.00%
Ezbuy | third party
ACQUISITION
Ownership percentage prior to acquisition		20.00%